Other Income and Expenses - Summary of Other Operating Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Virtual credits breakage income		¥ 453	¥ 386	¥ 815
Gain on loss of control of subsidiaries and business transfer	[1]		24,794	10,444
Dilution gain	[2]	1,895	2,635	434
Others		863	284	318
Total		¥ 3,211	¥ 28,099	¥ 12,011

[1]	Refer to Note 20 Supplemental Cash Flow Information for further details.
[2]	Dilution gain included gain of 2,310 million yen for the year ended December 31, 2018 in connection with third-party allotments by Snow Corporation, an associate of the Group. Dilution gain included gain of 948 million yen for the year ended December 31, 2019 in connection with third-party allotments by LINE Mobile Corporation, an associate of the Group, and dilution gain included gain of 947 million yen in connection with third-party allotments by Snow Corporation, an associate of the Group.